Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Income Taxes [Line Items]
Expense (benefit) derived by applying the federal statutory income tax rate to income (loss) before income taxes				$ (125,736)	$ (25,558)	$ (21,514)
State taxes, net of federal benefit				(241)	2,435	297
Permanent items				1,819	224	(613)
Impact of the Tax Act
One-time transition tax				0	140	130,802
Rate change				0	0	(91,545)
Domestic production activity benefit				0	0	(3,794)
Research and experimentation tax credits				329	(1,955)	(270)
Withholding tax				3,951	2,486	0
Net operating loss carryback				0	0	0
Stock-based compensation				0	238	0
Effect of foreign operations				23,227	2,346	9,035
Total income tax expense (benefit)		$ 565	$ (8,357)	$ (96,651)	$ (19,644)	$ 22,398
Predecessor
Schedule Of Income Taxes [Line Items]
Expense (benefit) derived by applying the federal statutory income tax rate to income (loss) before income taxes	$ (43,739)
State taxes, net of federal benefit	(1,801)
Permanent items	3,145
Impact of the Tax Act
One-time transition tax	0
Rate change	0
Domestic production activity benefit	(308)
Research and experimentation tax credits	(2,199)
Withholding tax	0
Net operating loss carryback	3,872
Stock-based compensation	(14,076)
Effect of foreign operations	1,950
Total income tax expense (benefit)	$ (53,156)